FAIR VALUE MEASUREMENT (Roll-Forward of Level 3 Assets) (Details) (TAT Technologies Ltd [Member], Auction Rate Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAT Technologies Ltd [Member] | Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 1,900	$ 1,950
Realized	(1,900)	(50)
Balance		$ 1,900